Goldman Sachs Government Fund Series II Expense Example - Institutional Shares [Member] - Goldman Sachs Government Fund Series II - Institutional Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	$ 54